UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-02719

DWS Strategic Government Securities Fund
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
345 Park Avenue
New York, NY  10154-0004
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 454-7190

Date of fiscal year end:  10/31

Date of reporting period: 1/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio      as of January 31, 2010  (Unaudited)

DWS Strategic Government Securities Fund

	Principal Amount ($)	Value ($)
Mortgage-Backed Securities Pass-Throughs 78.2%
Federal Home Loan Mortgage Corp.:
4.5%, 4/1/2019	13,677	14,396
6.5%, 7/1/2035	1,363,666	1,470,256
7.0%, with various maturities from 6/1/2032 until 10/1/2038	1,553,914	1,705,011
8.0%, with various maturities from 2/1/2017 until 7/1/2030	13,385	14,681
8.5%, with various maturities from 12/1/2016 until 7/1/2030	6,976	7,766
Federal National Mortgage Association:
5.0%, with various maturities from 1/1/2034 until 1/1/2038 (a)	83,151,933	86,598,698
5.5%, 5/1/2025	1,635,795	1,745,061
6.0%, 8/1/2035	1,431,188	1,528,799
6.5%, 7/1/2035	134,500	145,076
8.0%, with various maturities from 9/1/2011 until 12/1/2024	144,018	159,938
8.5%, with various maturities from 7/1/2030 until 9/1/2030	12,411	14,011
9.0%, with various maturities from 12/1/2016 until 4/1/2030	26,796	30,601
Government National Mortgage Association:
2.434% *, 9/20/2059 (a)	9,899,537	10,394,514
2.685% *, 4/20/2059	20,355,721	21,577,064
4.5%, 2/1/2039 (b)	90,000,000	91,188,279
5.0%, with various maturities from 2/15/2033 until 11/15/2039 (a) (b)	282,246,593	295,621,029
5.5%, with various maturities from 12/15/2028 until 1/20/2040 (a) (b)	433,518,810	461,801,788
6.0%, with various maturities from 11/15/2023 until 2/20/2039 (a)	330,937,211	358,015,724
6.5%, with various maturities from 6/15/2031 until 6/20/2039 (a)	109,044,471	117,059,010
7.0%, with various maturities from 8/15/2010 until 3/20/2039 (a)	64,476,863	70,289,856
7.5%, with various maturities from 8/15/2010 until 1/15/2037 (a)	21,393,063	23,594,453
8.0%, 9/15/2014	150	155
9.0%, with various maturities from 9/15/2017 until 7/15/2030	1,672,684	1,902,122
9.5%, with various maturities from 11/15/2010 until 5/15/2025	2,164,848	2,454,916
10.0%, with various maturities from 9/15/2010 until 8/15/2022	1,349,434	1,566,352
10.5%, with various maturities from 9/15/2015 until 12/15/2021	805,022	948,261

Total Mortgage-Backed Securities Pass-Throughs (Cost $1,490,410,270)		1,549,847,817
Collateralized Mortgage Obligations 14.0%
FannieMae Whole Loan:
"1AF1", Series 2007-W1, 0.491% *, 11/25/2046	35,883,140	35,975,252
"IO2", Series 2007-W8, Interest Only, 6.0%, 9/25/2037	3,922,724	663,383
"A", Series 2009-W1, 6.0%, 12/25/2049	24,611,183	26,691,596
Federal Home Loan Mortgage Corp.:
"JF", Series 2704, 0.783% *, 5/15/2023	8,832,244	8,859,648
"FP", Series 2341, 1.133% *, 7/15/2031	1,972,739	1,999,998
"FO", Series 2418, 1.133% *, 2/15/2032	2,562,141	2,606,840
"GF", Series 2412, 1.183% *, 2/15/2032	1,792,260	1,818,580
"FA", Series 2419, 1.233% *, 2/15/2032	2,137,102	2,170,278
"F", Series 2439, 1.233% *, 3/15/2032	3,175,806	3,221,663
"FA", Series 2436, 1.233% *, 3/15/2032	2,858,225	2,899,497
"EF", Series 2470, 1.233% *, 3/15/2032	4,507,593	4,572,681
"57", Series 256, Interest Only, 5.0%, 3/15/2023	5,201,514	740,212
"PT", Series 3586, IOette, 5.806% **, 2/15/2038	7,667,614	8,038,478
"TZ", Series 2778, 6.0%, 2/15/2034	2,506,950	2,695,064
Federal Home Loan Mortgage Corp./Government National Mortgage Association, "SC", Series 23, Interest Only, 9.3% **, 11/25/2023	2,043,942	409,441

Federal National Mortgage Association:
"1", Series 17, Principal Only, Zero Coupon, 5/1/2017	1,346	1,249
"OF", Series 2001-60, 1.181% *, 10/25/2031	1,129,225	1,148,850
"OF", Series 2001-70, 1.181% *, 10/25/2031	564,612	572,867
"FB", Series 2002-30, 1.231% *, 8/25/2031	2,922,187	2,973,304
"PF", Series 2001-69, 1.231% *, 12/25/2031	1,814,094	1,846,541
"FJ", Series 2002-52, 1.231% *, 9/25/2032	2,092,949	2,125,470
"FB", Series 2002-84, 1.231% *, 12/25/2032	4,352,729	4,413,945
"25", Series 351, Interest Only, 4.5%, 5/1/2019	5,319,460	510,613
"Z", Series 2004-45, 4.5%, 6/25/2034	4,256,493	3,999,779
"ZA", Series 2008-29, 4.5%, 4/25/2038	2,171,662	1,997,782
"20", Series 334, Interest Only, 5.0%, 3/1/2018	4,790,995	457,932
"21", Series 334, Interest Only, 5.0%, 3/1/2018	6,312,966	837,893
''23", Series 339, Interest Only, 5.0%, 7/1/2018	4,504,931	521,771
"ZA", Series 2008-24, 5.0%, 4/25/2038	13,697,384	13,385,777
"SD", Series 2008-45, Interest Only, 6.269% **, 6/25/2023	13,682,643	1,545,984
"AN", Series 2007-108, 8.802% *, 11/25/2037	14,619,415	16,681,843
Government National Mortgage Association:
"PO", Series 1999-40, Principal Only, Zero Coupon, 11/16/2029	1,342,762	1,085,476
"FG", Series 2002-76, 0.633% *, 10/16/2029	1,515,791	1,517,310
"FI", Series 2009-H01, Interest Only, 1.795% **, 11/20/2059	50,036,547	3,383,050
"ZC", Series 2003-86, 4.5%, 10/20/2033	1,655,110	1,605,584
"KE", Series 2004-19, 5.0%, 3/16/2034 (a)	4,500,000	4,682,031
"PH", Series 2004-80, 5.0%, 7/20/2034 (a)	8,002,000	8,419,761
"CK", Series 2008-65, 5.0%, 7/20/2034	3,000,000	3,127,072
"Z", Series 2004-61, 5.0%, 8/16/2034	1,637,899	1,626,187
"LE", Series 2004-87, 5.0%, 10/20/2034 (a)	6,741,000	6,934,471
"ZB", Series 2005-15, 5.0%, 2/16/2035	11,502,302	11,462,826
"Z", Series 2005-25, 5.0%, 3/16/2035	2,545,461	2,530,642
"ZA", Series 2006-47, 5.0%, 8/16/2036	6,317,895	6,562,550
"CK", Series 2007-31, 5.0%, 5/16/2037 (a)	7,412,000	7,771,259
"ZN", Series 2009-64, 5.0%, 7/20/2039	14,159,334	14,143,953
"AI", Series 2008-77, Interest Only, 5.5%, 10/20/2020	1,146,963	36,149
"AI", Series 2008-40, Interest Only, 5.5%, 5/16/2023	3,753,220	482,887
"AI", Series 2008-46, Interest Only, 5.5%, 5/16/2023	3,496,497	442,587
"AI", Series 2008-51, Interest Only, 5.5%, 5/16/2023	10,584,497	1,363,370
"PC", Series 2003-19, 5.5%, 3/16/2033 (a)	8,045,000	8,716,853
"MI", Series 2004-38, Interest Only, 5.5%, 11/20/2033	2,797,202	683,044
"PC", Series 2007-2, 5.5%, 6/20/2035 (a)	10,000,000	10,748,208
"PD", Series 2005-91, 5.5%, 12/20/2035 (a)	5,000,000	5,344,315
"BZ", Series 2004-46, 6.0%, 6/20/2034	2,793,548	3,032,529
"CI", Series 2009-42, Interest Only, 6.0%, 8/16/2035	857,825	177,710
"CT", Series 2009-42, 6.0%, 8/16/2035 (a)	10,293,897	11,138,908
"SF", Series 2002-63, Interest Only, 6.047% **, 9/16/2032	4,727,762	478,576
"PS", Series 2008-40, Interest Only, 6.267% **, 5/16/2038	3,188,992	399,995
"SJ", Series 2004-22, Interest Only, 6.369% **, 4/20/2034	8,957,937	317,846
"SA", Series 2006-47, Interest Only, 6.567% **, 8/16/2036	1,478,362	162,496
"LS", Series 2003-74, Interest Only, 6.917% **, 12/20/2030	1,503,399	55,582
"SM", Series 2003-60, Interest Only, 7.517% **, 1/16/2033	19,851,784	2,061,675
"SA", Series 1999-30, Interest Only, 7.767% **, 4/16/2029	6,048,704	543,194
"S", Series 2000-14, Interest Only, 8.117% **, 2/16/2030	3,243,828	569,644

Total Collateralized Mortgage Obligations (Cost $260,562,263)		277,991,951
Government & Agency Obligations 14.5%
Other Government Related (c) 2.5%
Citibank NA, FDIC Guaranteed, 0.305% *, 5/7/2012	14,300,000	14,326,140
Citigroup Funding, Inc., FDIC Guaranteed, 1.875%, 10/22/2012	5,000,000	5,039,445
GMAC, Inc., FDIC Guaranteed, 1.75%, 10/30/2012	6,200,000	6,224,633
JPMorgan Chase & Co.:
FDIC Guaranteed, 0.484% *, 6/15/2012	5,853,000	5,885,139
Series 3, FDIC Guaranteed, 0.501% *, 12/26/2012	5,097,000	5,141,420
US Central Federal Credit Union, 1.9%, 10/19/2012	4,945,000	4,989,194
Western Corporate Federal Credit Union, 1.75%, 11/2/2012	7,800,000	7,842,518

		49,448,489
US Government Sponsored Agencies 9.4%
Federal Farm Credit Bank:
1.75%, 2/21/2013	7,500,000	7,523,250
1.875%, 12/7/2012 (a)	10,000,000	10,091,990
Federal Home Loan Bank:
1.375%, 5/16/2011 (a)	10,480,000	10,580,095
1.625%, 7/27/2011 (a)	10,000,000	10,125,820
1.625%, 11/21/2012 (a)	7,000,000	7,022,050
1.875%, 6/20/2012 (a) (d)	11,975,000	12,137,249
2.302% *, 9/10/2019	10,000,000	9,861,000
4.25% *, 1/21/2020	5,400,000	5,364,900
7.2% *, 3/18/2024	4,710,000	4,415,625
7.25% *, 1/14/2025	3,400,000	3,255,500
7.5% *, 11/12/2024	6,500,000	6,223,750
7.8% *, 1/13/2025	6,200,000	6,192,250
Federal Home Loan Mortgage Corp.:
1.125%, 12/15/2011 (a)	15,000,000	15,034,500
1.375%, 1/9/2013	4,752,000	4,725,759
Federal National Mortgage Association:
0.875%, 1/12/2012	10,000,000	9,982,290
1.75%, 2/22/2013	22,500,000	22,563,878
1.875%, 4/20/2012 (a)	12,570,000	12,779,982
5.0%, 5/20/2024 (a)	10,000,000	9,962,970
8.45% *, 2/27/2023 (a)	18,000,000	18,009,000

		185,851,858
US Treasury Obligations 2.6%
US Treasury Bill, 0.19% ***, 3/18/2010 (e)	18,517,000	18,516,148
US Treasury Note, 4.875%, 4/30/2011 (a)	32,000,000	33,767,488

		52,283,636

Total Government & Agency Obligations (Cost $288,088,119)		287,583,983

	Contracts	Value ($)

Call Options Purchased 0.1%
10 Year US Treasury Note Future, Expiration Date 2/19/2010, Strike Price $118.5 (Cost $1,173,590)	2,200	996,875

	Shares	Value ($)

Securities Lending Collateral 42.8%
Daily Assets Fund Institutional, 0.17% (f) (g) (Cost $848,778,773)	848,778,773	848,778,773
Cash Equivalents 3.3%
Central Cash Management Fund, 0.17% (f) (Cost $64,880,433)	64,880,433	64,880,433

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,953,893,448) †	152.9	3,030,079,832
Other Assets and Liabilities, Net	(52.9)	(1,048,668,792)

Net Assets	100.0	1,981,411,040

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.  These securities are shown at their current rate as of January 31, 2010.

**	These securities are shown at their current rate as of January 31, 2010.
***	Annualized yield at time of purchase; not a coupon rate.
†
The cost for federal income tax purposes was $2,954,650,546.  At January 31, 2010, net unrealized appreciation for all securities based on tax cost was $75,429,286.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $77,867,380 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,438,094.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at January 31, 2010 amounted to $832,067,039 which is 42.0% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	Government-backed debt issued by financial companies or government sponsored enterprises.
(d)	At January 31, 2010 this security has been pledged, in whole or in part, as collateral for open written options.
(e)	At January 31, 2010, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
FDIC: Federal Deposit Insurance Corp.
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

IOettes: These securities represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s, a nominal amount of principal is assigned to an IOette which is small in relation to the interest flow that constitutes almost all of the IOette cash flow. The effective yield of this security is lower than the stated interest rate.

Principal Only: Principal Only (PO) bonds represent the “principal only” portion of payments on a pool of underlying mortgages or mortgage-backed securities.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets.  Effective maturities of these investments may be shorter than stated maturities due to prepayments.  Some separate investments in the Federal Home Loan Mortgage Corp., Federal National Mortgage Association and Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

At January 31, 2010, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation ($)

10 Year Canadian Government Bond	CAD	3/22/2010	344	38,867,094	646,067
10 Year US Treasury Note	USD	3/22/2010	1,542	182,196,938	2,477,827
2 Year US Treasury Note	USD	3/31/2010	922	200,952,782	751,612
5 Year US Treasury Note	USD	3/31/2010	152	17,702,063	243,431
Federal Republic of Germany Euro-Bund	EUR	3/8/2010	286	48,924,950	235,580
Federal Republic of Germany Euro-Schatz	EUR	3/8/2010	2,515	378,466,456	1,987,296
Total unrealized appreciation					6,341,813

At January 31, 2010, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)

10 Year Australian Treasury Bond	AUD	3/15/2010	652	60,122,700	(578,373)
10 Year Interest Rate Swap	USD	3/15/2010	225	22,865,625	(107,370)
10 Year Japanese Government Bond	JPY	3/11/2010	139	214,832,881	135,593
2 Year US Treasury Note	USD	3/31/2010	345	75,193,828	(45,681)
3 Year Australian Treasury Bond	AUD	3/15/2010	688	62,796,404	(328,342)
90 Day Eurodollar	USD	3/15/2010	200	49,855,000	(172,785)
90 Day Eurodollar	USD	6/14/2010	200	49,797,500	(291,972)
90 Day Eurodollar	USD	9/13/2010	200	49,677,500	(364,472)
90 Day Eurodollar	USD	12/13/2010	200	49,505,000	(396,972)
90 Day Eurodollar	USD	3/14/2011	200	49,315,000	(396,973)
90 Day Eurodollar	USD	6/13/2011	200	49,125,000	(389,473)
90 Day Eurodollar	USD	9/19/2011	200	48,947,500	(371,160)
United Kingdom Long Gilt Bond	GBP	3/29/2010	141	26,068,454	(248,299)
Total net unrealized depreciation					(3,556,279)

At January 31, 2010, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)		Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

9/15/2010 9/15/2014	48,600,000	1	Fixed — 3.15%	Floating — LIBOR	(521,006)
9/15/2010 9/15/2014	48,600,000	1	Fixed — 3.15%	Floating — LIBOR	(521,006)
12/24/2009 12/24/2019	1,800,000	1	Floating — LIBOR	Fixed — 5.2%	(6,128)
12/24/2009 12/24/2019	3,000,000	1	Floating — LIBOR	Fixed — 5.27%	(7,693)
12/25/2009 12/25/2019	1,800,000	2	Floating — LIBOR	Fixed — 5.3%	(13,532)
4/20/2009 4/20/2024	11,000,000	1	Floating — LIBOR	Fixed — 7.5%	(545,384)
5/15/2009 5/15/2024	11,000,000	1	Floating — LIBOR	Fixed — 7.5%	(408,272)
Total unrealized depreciation					(2,023,021)

At January 31, 2010, open total return swap contracts were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Fixed Cash Flows Paid	Reference Entity	Value ($)	Upfront Premiums Paid/ (Received) ($)	Unrealized Appreciation ($)

12/14/2009 6/1/2012	89,300,0003	0.425%	Global Interest Rate Strategy Index	729,072	—	729,072

Counterparties:
1						Morgan Stanley
2						Bank of America
3						Citigroup, Inc.

At January 31, 2010, open written option contracts were as follows:
Written Options	Coupon Rate (%)	Contracts/ Contract Amount	Expiration Date	Strike Price ($)	Value ($)*

Call Options
10 Year US Treasury Note Future	—	1,780	2/19/2010	119.5	250,313
30-Year GNSF	4.5	25,000,000	2/11/2010	101.0	164,063
30-Year GNSF	4.5	25,000,000	2/11/2010	101.3	102,740
30-Year GNSF	4.5	50,000,000	3/11/2010	100.0	687,500
30-Year GNSF	5.0	25,000,000	2/11/2010	103.7	150,346
30-Year GNSF	5.0	25,000,000	2/11/2010	103.9	125,000
30-Year GNSF	5.5	25,000,000	2/11/2010	105.6	101,562
30-Year GNSF	5.5	50,000,000	3/11/2010	105.0	375,000
30-Year GNSF	6.0	25,000,000	3/11/2010	106.0	156,250
Total Call Options (Premiums received $1,727,334)				2,112,774

Put Options
30-Year GNSF	4.0	50,000,000	3/11/2010	98.1	515,625
30-Year GNSF	4.5	25,000,000	2/11/2010	101.3	78,125
30-Year GNSF	4.5	25,000,000	3/11/2010	100.0	85,937
30-Year GNSF	4.5	25,000,000	3/11/2010	100.0	104,396
30-Year GNSF	5.0	25,000,000	2/11/2010	103.7	31,250
30-Year GNSF	5.0	25,000,000	3/11/2010	102.5	56,091
30-Year GNSF	5.5	25,000,000	3/11/2010	104.5	19,109
30-Year GNSF	6.0	25,000,000	3/11/2010	105.6	7,261
Total Put Options (Premiums received $1,984,375)				897,794

Total Written Options (Premiums received $3,711,709)				3,010,568

*			Unrealized appreciation at January 31, 2010 was $701,141.
GNSF: Government National Single Family
LIBOR: London InterBank Offered Rate

As of January 31, 2010, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty

EUR	51,086,000	USD	73,455,538	2/25/2010	2,603,078	The Goldman Sachs & Co.
CHF	1,022,000	USD	995,340	2/25/2010	27,180	Credit Suisse
CAD	19,722,000	USD	19,221,567	2/25/2010	705,741	HSBC Bank USA
SEK	7,061,000	USD	1,001,262	2/25/2010	45,165	Bank of New York Mellon Corp.
Total unrealized appreciation					3,381,164

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty

USD	1,192,867	GBP	732,000	2/25/2010	(21,360)	UBS AG
USD	20,924,297	NOK	118,963,000	2/25/2010	(854,838)	UBS AG
USD	11,582,599	NZD	15,764,000	2/25/2010	(496,204)	Credit Suisse
USD	72,180,324	AUD	78,491,000	2/25/2010	(2,706,903)	Credit Suisse
JPY	4,607,152,000	USD	50,596,352	2/25/2010	(382,889)	Morgan Stanley
Total unrealized depreciation					(4,462,194)

Currency Abbreviations
AUD	Australian Dollar	JPY	Japanese Yen
CAD	Canadian Dollar	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
EUR	Euro	SEK	Swedish Krona
GBP	British Pound	USD	United States Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Mortgage-Backed Securities Pass-Throughs	$—	$1,517,876,239	$31,971,578	$1,549,847,817
Collateralized Mortgage Obligations	—	274,608,901	3,383,050	277,991,951
Government & Agency Obligations	—	246,715,810	22,352,025	269,067,835
Short-Term Investments(h)	913,659,206	18,516,148	—	932,175,354
Derivatives (i)	3,782,409	4,110,236	—	7,892,645
Total	$917,441,615	$2,061,827,334	$57,706,653	$3,036,975,602

Liabilities
Derivatives (i)	$(250,313)	$(6,485,215)	$(2,760,255)	$(9,495,783)
Total	$(250,313)	$(6,485,215)	$(2,760,255)	$(9,495,783)

(h)	See Investment Portfolio for additional detailed categorizations.
(i)
Derivatives include value of options purchased, unrealized appreciation (depreciation) on futures contracts, interest rate swaps, total return swap contracts and forward currency contracts and options written, at value.

Level 3 Reconciliation

The following is a reconciliation of the Fund's Level 3 investments for which significant unobservable inputs were used in determining value:

	Mortgage-Backed Securities PassThroughs	Collateralized Mortgage Obligations	Government & Agency Obligations	Total	Written Options
Balance as of October 31, 2009	$ 31,381,324	$ —	$ 10,865,463	$ 42,246,787	$ (2,940,699)
Realized gain (loss)	(6,344)	—	—	(6,344)	3,048,828
Change in unrealized appreciation (depreciation)	799,325	42,986	(357,688)	484,623	621,850
Amortization premium/discount	—	(42,462)	—	(42,462)	—
Net purchases (sales)	(202,727)	3,382,526	11,844,250	15,024,049	(3,490,234)
Net transfers in (out) of Level 3	—	—	—	—	—
Balance as of January 31, 2010	$ 31,971,578	$ 3,383,050	$ 22,352,025	$ 57,706,653	$ (2,760,255)
Net change in unrealized appreciation (depreciation) from investments still held at January 31, 2010	$ 799,325	$ 42,986	$ (357,688)	$ 484,623	$ 729,979

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2010 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Foreign Exchange Contracts	$ —	$ —	$ (1,081,030)	$ —
Interest Rate Contracts	$ 2,785,534	$ (1,293,949)	$ —	$ 524,426

ITEM 2.	CONTROLS AND PROCEDURES

(a)The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic Government Securities Fund

By:	/s/Michael G. Clark Michael G. Clark President

Date:	March 25, 2010

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	March 25, 2010